Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Earnings per share reconciliation

In millions, except per share data	Year ended December 31,	2023	2022	2021
Net income		$5,625	$5,118	$4,899
Weighted-average basic shares outstanding		657.7	686.4	708.5
Dilutive effect of stock-based compensation		1.4	1.9	1.8
Weighted-average diluted shares outstanding		659.1	688.3	710.3
Basic earnings per share		$8.55	$7.46	$6.91
Diluted earnings per share		$8.53	$7.44	$6.90
Units excluded from the calculation as their inclusion would not have a dilutive effect
Stock options		1.0	0.6	0.5
Performance share units		0.5	0.2	0.1